DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.4%
5,000,000	Affirm Asset Securitization Trust, Series 2021-B-D	2.54	% (a)	08/17/2026	4,483,078
650,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-E	4.13	% (a)	03/20/2028	583,083
513,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-C	3.77	% (a)	03/15/2027	476,652
1,819,688	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	1,575,534
808,750	CAL Funding Ltd., Series 2020-1A-B	3.50	% (a)	09/25/2045	707,281
2,468,915	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30	% (a)	06/15/2043	1,777,480
2,966,202	Castlelake Aircraft Structured Trust, Series 2019-1A-C	6.90	% (a)(m)	04/15/2039	1,732,034
1,041,983	Diamond Resorts Owner Trust, Series 2021-1A-D	3.83	% (a)	11/21/2033	959,646
6,250,000	ExteNet LLC, Series 2019-1A-C	5.22	% (a)	07/26/2049	5,844,026
1,749,902	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(e)(m)	12/15/2044	857,905
2,185,299	Horizon Aircraft Finance Ltd., Series 2019-1-C	6.90	% (a)(m)	07/15/2039	992,549
1,855,212	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	1,672,955
1,134,247	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	783,608
1,171,110	Loanpal Solar Loan Ltd., Series 2021-1GS-C	3.50	% (a)	01/20/2048	804,897
3,228,819	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-C	5.68	% (a)(m)	10/15/2046	2,578,222
1,431,447	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00	% (a)(b)	06/22/2043	1,317,711
5,499,701	Pagaya AI Debt Selection Trust, Series 2021-3-C	3.27	% (a)	05/15/2029	4,626,573
1,350,000	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (a)(l)(m)	08/15/2029	1,141,452
4,482,841	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	3,899,346
2,350,665	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	2,050,798
1,750,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	1,507,622
4,575,719	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	4,064,555
9,779,973	WAVE LLC, Series 2019-1-C	6.41	% (a)(m)	09/15/2044	5,193,997
1,121,328	Willis Engine Structured Trust, Series 2018-A-A	4.75	% (a)(e)	09/15/2043	883,874
2,812,437	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	2,307,230

Total Asset Backed Obligations (Cost $67,734,729)					52,822,108

Bank Loans - 8.2%
	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan
67,036	(3 Month LIBOR USD + 1.75%)	6.16%		11/19/2026	66,012
225,426	(1 Month LIBOR USD + 1.75%)	6.13%		01/31/2023	221,984
225,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	8.99%		04/20/2028	224,403
562,036	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	7.82%		02/27/2025	551,790
188,100	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	8.63%		02/16/2027	182,535
115,104	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.73%		02/16/2028	113,378
374,351	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	6.88%		01/05/2026	366,396
576,913	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%		07/31/2028	544,822

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
233,825	Air Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.13%		08/11/2028	231,815
200,469	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	7.17%		04/22/2024	113,541
702,488	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.13%		02/04/2028	697,784
258,796	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	7.41%		10/08/2027	254,073
396,013	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%		05/09/2025	391,415
477,093	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	7.82%		05/12/2028	454,195
366,104	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	6.87%		06/13/2024	324,763
60,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	10.62%		06/16/2025	45,043
341,283	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%		08/17/2028	337,978
82,325	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.27%		04/22/2026	45,013
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
345,721	(1 Month LIBOR USD + 4.00%)	8.38%		01/31/2023	338,951
115,118	(6 Month LIBOR USD + 4.00%)	8.17%		03/30/2023	112,863
129,350	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.77%		02/15/2029	126,359
311,900	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%		01/29/2027	296,862
223,875	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	10.61%		10/20/2028	205,965
171,637	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.17%		03/03/2028	149,182
359,378	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	6.63%		02/22/2028	353,453
443,535	Applied Systems, Inc.	8.83	% (c)	09/19/2026	442,093
315,000	Applied Systems, Inc.	11.08	% (c)	09/19/2027	313,819
	APX Group, Inc., Senior Secured First Lien Term Loan
162,922	(6 Month LIBOR USD + 3.25%, 0.50% Floor)	6.73%		01/18/2023	161,472
15	(Prime Rate + 2.25%, 0.50% Floor)	9.75%		04/18/2023	15
208,159	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	7.98%		03/06/2025	170,395
58,184	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.23%		03/06/2025	47,857
587,161	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%		12/11/2028	556,620
103,216	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	10.13%		12/10/2029	89,325
525,493	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%		02/12/2027	511,591
143,913	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.82%		02/12/2027	140,099

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
234,126	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	9.63%		10/25/2028	207,787
145,387	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%		12/23/2026	129,970
339,455	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%		07/30/2027	298,086
50,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/31/2028	39,292
525,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/19/2029	411,188
164,506	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	116,491
10,873	Aveanna Healthcare LLC, Senior Secured First Lien (1 Month LIBOR USD + 3.75%, 0.50% Floor)	7.77%		07/17/2028	8,421
154,021	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.14%		07/17/2028	119,289
190,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	11.39%		12/10/2029	114,000
235,000	Axalta Coating Systems US Holdings, Inc.	7.32	% (c)	12/20/2029	235,529
429,682	Bally’s Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.54%		10/02/2028	398,745
547,549	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.84%		05/10/2027	522,313
197,933	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	7.82%		11/02/2026	196,413
54,588	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.63%, 0.50% Floor)	9.05%		06/11/2026	53,223
337,323	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	7.08%		06/16/2025	329,583
753,525	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.48%		06/05/2028	751,170
288,281	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%		10/02/2025	276,685
36,056	Bright Bidco B.V. (3 Month Secured Overnight Financing Rate + 8.00%, 1.00% Floor)	12.09%		10/29/2027	31,669
692,632	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.13%		08/01/2025	683,939
645,317	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%		06/07/2028	634,653
127,400	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.57%		11/30/2027	122,225
437,982	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%		07/21/2025	437,459
48,375	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%		08/12/2026	47,840
298,379	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		10/30/2026	294,090
65,784	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.38%		10/30/2026	64,880
82,875	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	7.38%		06/30/2025	79,693
481,487	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.63%		10/18/2028	452,116

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
526,838	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	01/29/2027	328,286
516,080	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.52%	10/22/2026	512,439
572,452	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	7.81%	07/14/2026	516,192
235,000	Central Parent, Inc. (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.08%	07/06/2029	233,277
257,340	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%	02/01/2027	251,679
196,500	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%	12/01/2027	191,235
355,500	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	09/29/2028	348,564
93,591	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.67%	11/22/2028	92,094
753,360	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	04/30/2026	740,805
114,847	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	7.91%	08/21/2026	104,870
255,567	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.48%	09/18/2024	231,354
492,525	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	8.60%	04/13/2029	470,300
242,579	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.23%	12/17/2026	227,809
691,735	CNT Holdings Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	7.24%	11/08/2027	671,291
22,459	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.50%	05/15/2028	22,206
378,896	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.69%	04/16/2029	376,608
138,250	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	7.42%	05/17/2028	116,994
87,750	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	7.89%	12/11/2026	86,918
136,850	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.63%	05/13/2027	133,115
194,948	Constant Contact, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.91%	02/10/2028	172,773
228,827	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.94%	06/02/2028	191,715
461,513	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.13%	10/16/2028	414,207
102,339	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	03/17/2025	98,629
358,210	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	7.36%	05/01/2024	307,054
344,486	DCert Buyer, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.00%)	8.70%	10/16/2026	333,536
95,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.00%)	11.70%	02/19/2029	87,115

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
434,217	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.07%	04/09/2027	406,605
415,000	Delta 2 Sarl, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.57%	01/14/2030	415,311
75,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.65%	12/01/2028	59,719
246,193	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.59%	10/04/2028	221,539
483,608	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.07%	03/31/2028	463,659
45,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.07%	03/30/2029	39,975
618,750	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.16%	09/29/2028	599,027
121,344	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	08/24/2026	15,573
395,570	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	9.38%	08/02/2027	385,970
76,174	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.92%	04/06/2026	72,805
141,683	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	7.92%	04/06/2026	135,418
277,900	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.57%	11/24/2028	261,921
244,476	Edgewater Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	12/12/2025	232,741
108,726	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	8.98%	03/31/2026	102,134
184,832	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.73%	02/06/2025	175,014
212,314	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.69%	07/28/2028	201,698
67,895	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%	06/22/2029	66,509
147,105	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%	06/22/2029	144,102
202,795	Endurance International Group, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	7.72%	02/10/2028	183,023
168,292	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%	12/22/2027	165,557
202,731	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.33%	03/31/2027	54,061
82,800	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.37%	03/31/2027	28,980
19,647	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.88%	02/04/2027	17,394
133,313	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%	08/03/2028	132,424
680,243	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	6.95%	05/01/2026	670,295

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
133,759	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	7.24%		12/15/2027	132,686
332,488	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.32%		01/29/2029	316,779
296,108	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		03/31/2025	293,642
292,788	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	8.38%		12/18/2028	249,114
187,311	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%		01/29/2027	184,267
107,387	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	12.73	% (m)	06/30/2027	107,387
285,417	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	7.74%		12/21/2028	272,059
455,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	8.93%		10/30/2026	443,853
224,438	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	8.53%		02/01/2029	216,582
94,763	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.82%		11/16/2029	94,259
172,316	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	8.94%		02/19/2026	172,208
157,823	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%		09/29/2028	156,721
148,071	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	8.63%		03/14/2025	105,809
209,515	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	8.42%		10/02/2025	148,102
85,000	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%		11/09/2029	84,970
517,125	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.16%		04/28/2028	513,355
360,168	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%		10/10/2025	351,614
383,533	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.89%		01/29/2026	379,697
458,078	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	7.38%		08/04/2027	450,953
466,280	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.75%		09/30/2026	466,572
601,856	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.62%		01/02/2026	587,270
323,431	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		03/06/2028	311,504
451,494	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	8.38%		12/01/2027	434,470
68,492	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.23%		06/16/2028	66,095
	Grinding Media, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)
141,984	(6 Month LIBOR USD + 4.00%, 0.75% Floor)	7.70%		03/06/2023	132,754
112,937	(3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.70%		01/05/2023	105,597
70,954	(3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.77%		01/05/2023	66,342

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)
61,471	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	10.97%	01/09/2023	58,192
34,926	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	11.14%	01/31/2023	33,063
280,725	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%	05/29/2028	269,322
500,460	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.39%	04/30/2025	466,303
368,714	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.17%	03/13/2028	362,647
538,923	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	8.07%	05/23/2025	481,460
246,875	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.28%	04/21/2028	227,330
181,763	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	6.19%	03/15/2028	181,812
547,250	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.86%	02/26/2029	484,267
336,599	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%	07/01/2024	332,770
128,959	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	10.63%	07/07/2025	122,640
176,853	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	176,544
135,769	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	05/01/2026	124,866
452,748	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	7.44%	02/01/2029	438,034
428,475	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	8.42%	03/31/2028	407,510
186,675	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	7.32%	12/15/2027	181,448
585,038	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	01/02/2026	578,456
116,812	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	9.01%	12/01/2027	93,024
399,702	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	05/05/2028	396,798
390,063	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.08%	07/07/2028	267,519
516,376	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%	03/24/2026	504,665
207,476	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.35%	12/11/2026	190,327
123,750	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.13%	09/22/2028	122,251
465,217	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.48%	12/22/2026	443,805
198,374	LBM Acquisition LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	7.12%	12/17/2027	172,865
687,750	Leslie’s Poolmart, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	7.23%	03/09/2028	674,903

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
102,567	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	6.63%	03/24/2025	98,208
183,272	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.14%	08/31/2027	118,760
281,074	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	6.63%	03/15/2027	267,446
396,281	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	06/30/2027	380,429
723,975	Madison IAQ LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.99%	06/21/2028	675,382
58,344	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	6.96%	10/19/2027	57,359
543,933	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	8.50%	05/04/2028	520,329
398,000	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%	03/01/2029	371,561
320,684	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.63%	08/31/2026	275,112
655,050	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	10/23/2028	623,676
264,939	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.23%	03/02/2026	263,076
98,375	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	07/21/2028	93,825
135,223	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	8.98%	04/14/2028	117,231
687,977	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%	10/01/2027	647,559
135,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.00%	06/21/2027	139,101
573,189	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.17%	03/27/2026	549,545
331,650	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.50% Floor)	7.48%	10/20/2028	326,320
532,064	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	7.42%	05/14/2026	525,602
391,529	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.41%	10/16/2028	361,963
55,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.50%, 0.50% Floor)	11.23%	10/15/2029	45,959
351,450	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	8.44%	08/28/2028	340,028
102,986	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%	10/19/2026	102,882
515,601	Natgasoline LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.94%	11/14/2025	504,000
58,655	National Intergovernmental Purchasing Alliance Company, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.08%	05/23/2025	57,996
115,290	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	6.92%	08/28/2026	112,264
197,429	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	10/20/2025	171,188

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
267,300	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.50%		11/09/2028	257,314
576,772	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.49%		11/16/2027	546,491
414,221	Organon & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	7.75%		06/02/2028	411,226
254,936	Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.92%		10/05/2028	252,327
96,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	6.92%		10/24/2025	93,301
686,401	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.23%		11/30/2027	652,696
475,404	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.54%		03/06/2028	418,358
264,649	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.16%		10/28/2027	234,712
201,923	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	6.99%		12/28/2027	177,440
287,482	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%		03/31/2027	241,005
101,130	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%		05/29/2026	100,709
514,153	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	8.63%		12/15/2028	430,639
22,527	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%		12/29/2028	21,448
297,358	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%		12/29/2028	283,110
124,375	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	7.17%		05/03/2029	123,347
690,237	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		02/01/2028	675,283
174,125	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	6.92%		04/20/2029	173,472
422,475	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	6.92%		03/03/2028	410,726
207,375	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		02/11/2028	203,551
290,873	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%		02/14/2025	274,265
336,375	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	7.44%		06/23/2025	334,273
697,575	Phoenix Guarantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%		03/05/2026	658,096
79,046	Phoenix Services International LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 12.00%, 2.00% Floor or 10% PIK)	15.73%		03/28/2023	76,279
52,989	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 12.00%, 2.00% Floor or 10.00% PIK)	16.33%		03/28/2023	51,134
443,946	Phoenix Services International LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.67	% (f)	03/03/2025	48,002

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
260,000	Playa Hotels & Resorts B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.58%	01/05/2029	253,934
214,463	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.49%	04/23/2029	182,349
93,338	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	7.75%	12/29/2027	91,004
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
142,602	(3 Month LIBOR USD + 4.75%)	9.02%	10/15/2025	115,935
124,072	(6 Month SOFR USD + 4.75%)	8.69%	04/13/2023	100,871
466,020	Polaris Newco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	8.73%	06/02/2028	426,409
73,875	PQ Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	6.91%	06/09/2028	72,905
44,063	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	43,986
150,500	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.13%	03/11/2026	146,696
266,750	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.19%	07/31/2026	259,981
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
223,136	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.74%	01/06/2023	178,988
73,864	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	8.73%	03/08/2023	59,249
65,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.48%	09/30/2029	40,544
474,107	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.39%	01/29/2025	418,995
693,000	Proofpoint, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.98%	08/31/2028	668,069
209,320	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	02/12/2027	174,259
575,650	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	06/11/2028	571,917
322,733	Rackspace Technology Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	7.38%	02/15/2028	203,339
662,086	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.63%	09/25/2026	540,878
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
367,093	(1 Month LIBOR USD + 4.25%)	8.64%	01/30/2023	309,851
145,000	(1 Month LIBOR USD + 4.25%)	4.33%	01/29/2023	122,389
272,311	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	7.38%	04/24/2028	259,512
136,133	Redstone Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.11%	04/27/2028	94,903
308,046	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.16%	11/14/2025	291,142
334,839	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	05/30/2025	320,107
115,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.38%	05/29/2026	107,620
122,813	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.69%	02/17/2028	118,668

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
25,601	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	384
123,437	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	02/04/2027	122,636
233,825	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.42%	04/16/2029	231,237
158,245	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%	11/01/2024	119,487
237,448	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	12/31/2025	231,363
451,807	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	09/03/2026	444,304
264,779	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.89%	09/30/2026	253,129
203,575	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%	04/17/2026	198,469
145,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	7.99%	10/20/2027	148,073
305,028	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	6.91%	01/23/2025	297,912
411,639	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.23%	10/07/2027	398,263
710,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.16%	12/11/2026	658,525
470,784	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	06/27/2025	385,360
761,301	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	8.38%	10/05/2027	731,165
284,050	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.77%	03/06/2028	241,016
129,675	Spirit AeroSystems, Inc. (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	8.82%	01/15/2027	128,824
584,453	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	06/02/2028	560,190
291,262	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	9.44%	04/16/2026	270,104
160,293	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	6.98%	07/21/2026	158,334
460,793	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.48%	10/01/2026	442,425
265,118	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.23%	03/05/2027	257,733
151,019	Sweetwater Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	8.69%	08/07/2028	140,448
208,193	SWF Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.75%	10/06/2028	171,082
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
162,014	(3 Month LIBOR USD + 3.00%)	7.41%	01/31/2023	157,356
79,666	(3 Month LIBOR USD + 3.00%)	7.73%	02/28/2023	77,376
74,471	(3 Month LIBOR USD + 3.00%)	7.73%	03/31/2023	72,330
147,750	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	8.69%	04/06/2028	142,209

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
145,676	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.17%	12/07/2026	68,728
207,900	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.32%	08/31/2028	207,588
	TGP Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan
3,348	(1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.64%	06/29/2028	2,694
3,315	(1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.32%	12/30/2022	2,668
101,571	TGP Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.32%	06/29/2028	81,737
94,288	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	01/18/2029	93,006
313,477	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%	04/07/2028	293,336
154,180	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%	07/20/2026	139,408
4,460	The Hillman Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.14%	07/14/2028	4,338
232,737	The Hillman Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.14%	07/14/2028	226,379
201,300	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.32%	06/01/2028	191,626
281,996	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%	03/28/2025	264,172
233,383	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%	12/01/2028	231,487
162,972	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%	01/25/2024	149,832
217,994	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	5.17%	02/28/2025	218,763
193,088	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.80%	09/27/2024	192,968
544,602	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	03/03/2028	520,917
	Trident TPI Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan
6,560	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.67%	12/30/2022	6,316
3,922	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	8.07%	12/30/2022	3,775
73,520	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.67%	09/15/2028	70,777
512,415	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.23%	03/31/2028	478,275
354,244	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	7.11%	04/29/2026	350,259
75,470	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	05/04/2026	72,909
95,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	9.00%	05/03/2027	87,661
98,441	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	08/27/2025	98,194
576,709	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.11%	04/21/2028	571,063

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
246,936	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.69%		10/22/2025	246,675
77,600	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%		07/01/2026	77,422
74,625	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.83%		06/24/2029	73,916
496,329	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%		09/14/2026	492,391
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
240,451	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.23%		03/31/2023	235,372
228,128	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	7.91%		01/31/2023	223,309
462,785	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%		08/27/2025	460,761
202,438	Viad Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.50% Floor)	9.38%		07/31/2028	192,000
246,875	Victoria’s Secret & Company, Senior secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.98%		08/02/2028	240,703
140,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.57%		01/31/2029	138,985
394,472	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		02/26/2027	384,363
3,153	VT Topco, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		08/01/2025	3,065
86,442	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		08/01/2025	84,029
313,771	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		02/05/2026	298,361
122,468	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	9.13%		06/22/2026	118,048
351,450	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%		08/03/2028	340,467
124,608	Wheel Pros, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	8.82%		05/11/2028	85,186
478,714	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%		07/26/2028	439,653
261,026	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		03/09/2027	212,611
184,893	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	7.75%		11/01/2028	182,721
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.82%		04/28/2028	229,695

Total Bank Loans (Cost $85,889,899)					80,889,459

Collateralized Loan Obligations - 19.1%
2,000,000	AIMCO Ltd., Series 2021-15A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	6.98	% (a)	10/17/2034	1,858,249
2,000,000	Apidos, Series 2013-12A-DR (3 Month LIBOR USD + 2.60%, 0.00% Floor)	6.68	% (a)	04/15/2031	1,805,369
2,500,000	Apidos, Series 2018-29A-C (3 Month LIBOR USD + 2.75%, 0.00% Floor)	7.11	% (a)	07/25/2030	2,302,574
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%, 0.00% Floor)	7.02	% (a)	11/21/2030	2,228,946

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	7.03	% (a)	08/23/2030	939,102
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.46	% (a)	07/25/2034	458,086
1,250,000	Bain Capital Credit Ltd., Series 2021-7A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	7.57	% (a)	01/22/2035	1,146,464
1,737,500	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%, 0.00% Floor)	10.69	% (a)	10/20/2030	1,465,495
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.14	% (a)	07/20/2029	3,715,870
2,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.48	% (a)	04/15/2036	1,832,389
2,000,000	Barings Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	7.28	% (a)	10/15/2036	1,860,402
1,000,000	Barings Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	10.66	% (a)	04/25/2034	887,658
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.22	% (a)	10/22/2030	3,253,104
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%, 0.00% Floor)	6.84	% (a)	04/20/2031	422,508
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.71	% (a)	11/15/2030	847,110
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%, 0.00% Floor)	7.24	% (a)	10/20/2030	881,507
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%, 0.00% Floor)	7.08	% (a)	07/15/2030	1,844,454
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	7.16	% (a)	01/30/2031	1,716,271
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	6.98	% (a)	07/15/2031	2,158,759
3,000,000	Canyon Capital Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	7.23	% (a)	10/15/2034	2,715,455
2,000,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.18	% (a)	04/15/2034	1,799,998
2,500,000	Canyon Capital Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.13	% (a)	10/15/2034	2,267,769
1,000,000	Canyon Capital Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	10.38	% (a)	10/15/2034	881,509
500,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-CR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	7.56	% (a)	01/25/2035	443,763
3,500,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	6.86	% (a)	01/20/2035	3,321,352
3,500,000	Cathedral Lake Ltd., Series 2021-8A-D1 (3 Month LIBOR USD + 3.42%, 3.42% Floor)	7.66	% (a)	01/20/2035	3,227,865
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.08	% (a)	04/15/2030	1,369,014
500,000	CIFC Funding Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%, 0.00% Floor)	7.04	% (a)	07/18/2031	471,876
1,000,000	CIFC Funding Ltd., Series 2019-3A-CR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.13	% (a)	10/16/2034	937,559
1,000,000	CIFC Funding Ltd., Series 2020-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.34	% (a)	10/20/2034	929,828
1,000,000	Dryden Ltd., Series 2019-68A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	7.43	% (a)	07/15/2035	901,921

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
900,000	Dryden Ltd., Series 2020-77A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.68	% (a)	05/20/2034	808,329
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%, 0.00% Floor)	7.76	% (a)	08/15/2030	2,348,746
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	6.58	% (a)	01/15/2031	2,643,811
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	7.23	% (a)	10/15/2030	930,062
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	7.33	% (a)	07/15/2030	900,369
2,500,000	Goldentree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.18	% (a)	07/21/2030	2,348,673
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%, 0.00% Floor)	6.58	% (a)	04/15/2031	1,350,113
284,838	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%, 0.00% Floor)	9.37	% (a)	04/28/2025	68,064
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	6.04	% (a)	07/21/2031	470,525
2,000,000	Hayfin Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	5.72	% (a)	04/20/2031	1,922,901
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.08	% (a)	10/15/2030	1,333,526
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.14	% (a)	10/20/2029	1,801,422
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%, 0.00% Floor)	6.99	% (a)	07/20/2031	2,688,978
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	9.78	% (a)	07/15/2027	1,120,180
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 0.00% Floor)	7.04	% (a)	10/20/2027	1,919,973
5,000,000	LCM LP, Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	6.74	% (a)	01/20/2031	4,089,655
1,500,000	LCM LP, Series 27A-D (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.03	% (a)	07/16/2031	1,220,816
4,500,000	Madison Park Funding Ltd., Series 2015-18A-BR (3 Month LIBOR USD + 1.60%, 0.00% Floor)	5.88	% (a)	10/21/2030	4,379,204
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.23	% (a)	10/21/2030	446,110
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	6.58	% (a)	04/15/2029	939,403
2,000,000	Madison Park Funding Ltd., Series 2020-46A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	7.23	% (a)	10/15/2034	1,863,556
1,000,000	Madison Park Funding Ltd., Series 2021-52A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	7.47	% (a)	01/22/2035	903,448
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%, 0.00% Floor)	6.74	% (a)	04/20/2031	3,302,454
1,750,000	Magnetite Ltd., Series 2019-23A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.41	% (a)	01/25/2035	1,627,299
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%, 0.00% Floor)	5.83	% (a)	04/15/2029	985,121
3,500,000	Marble Point Ltd., Series 2021-3A-D1 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	7.58	% (a)	10/17/2034	3,160,512
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.29	% (a)	10/20/2030	890,921

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (3 Month LIBOR USD + 3.30%, 3.30% Floor)	7.54	% (a)	04/20/2034	940,909
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	6.98	% (a)	04/15/2034	3,601,544
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	7.04	% (a)	10/18/2029	1,403,296
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	6.84	% (a)	10/18/2030	924,471
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%, 0.00% Floor)	7.09	% (a)	04/20/2030	1,388,085
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.24	% (a)	10/20/2035	926,000
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	7.98	% (a)	07/15/2029	4,098,729
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	7.40	% (a)	02/14/2031	464,079
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%, 0.00% Floor)	10.44	% (a)	03/17/2030	974,500
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.64	% (a)	07/20/2030	1,790,802
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	6.84	% (a)	01/20/2031	3,529,420
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%, 0.00% Floor)	7.21	% (a)	07/25/2030	2,670,372
500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.00%, 7.00% Floor)	11.24	% (a)	01/20/2035	437,858
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	7.38	% (a)	07/15/2036	904,014
2,500,000	OHA Credit Funding Ltd., Series 2021-16A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	10.29	% (a)	10/18/2034	2,216,860
500,000	Park Avenue Institutional Advisers Ltd., Series 2021-2A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.48	% (a)	07/15/2034	444,497
4,000,000	RR Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.03	% (a)	04/15/2030	3,526,771
2,000,000	Sound Point Ltd., Series 2015-2A-DRRR (3 Month LIBOR USD + 4.50%, 4.50% Floor)	8.74	% (a)	07/20/2032	1,727,699
6,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	7.38	% (a)	07/15/2034	5,195,009
1,000,000	Sound Point Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	7.59	% (a)	07/20/2034	919,276
5,000,000	Sound Point Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	7.71	% (a)	10/25/2034	4,576,175
3,375,000	Sound Point Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.76	% (a)	10/25/2034	3,006,894
1,750,000	Southwick Park LLC, Series 2019-4A-DR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	7.19	% (a)	07/20/2032	1,610,671
5,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	5.93	% (a)	07/15/2032	4,759,526
3,500,000	Steward Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	6.68	% (a)	01/15/2030	3,154,770
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.13	% (a)	10/15/2031	1,333,793
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%, 0.00% Floor)	10.94	% (a)	10/18/2030	1,620,638

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.19	% (a)	07/18/2031	1,708,228
4,000,000	THL Credit Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	6.98	% (a)	01/15/2031	3,463,459
2,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	01/15/2031	1,595,329
1,500,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.72	% (a)	10/22/2031	1,284,410
2,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	7.91	% (a)	04/18/2036	1,706,575
1,750,000	THL Credit Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	11.25	% (a)	04/18/2036	1,422,215
1,500,000	THL Credit Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	7.93	% (a)	04/15/2035	1,335,673
1,500,000	THL Credit Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%, 0.00% Floor)	7.33	% (a)	11/20/2030	1,367,218
1,500,000	THL Credit Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 0.00% Floor)	6.98	% (a)	07/15/2030	1,318,841
3,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%, 0.00% Floor)	7.08	% (a)	07/15/2030	3,001,946
500,000	THL Credit Wind River Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	7.59	% (a)	07/20/2033	447,732
1,000,000	THL Credit Wind River Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.20%, 3.20% Floor)	7.44	% (a)	01/20/2035	879,761
1,500,000	TIAA Ltd., Series 2017-2A-B (3 Month LIBOR USD + 1.50%, 0.00% Floor)	5.58	% (a)	01/16/2031	1,440,497
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	6.44	% (a)	07/20/2032	5,856,461
500,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.14	% (a)	04/20/2031	456,865
500,000	Vibrant Ltd., Series 2015-3A-A2RR (3 Month LIBOR USD + 1.85%, 0.00% Floor)	6.09	% (a)	10/20/2031	480,938
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.03	% (a)	10/15/2030	3,381,176
1,500,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%, 0.00% Floor)	7.39	% (a)	04/20/2034	1,355,107

Total Collateralized Loan Obligations (Cost $208,762,944)					188,005,486

Foreign Corporate Bonds - 6.8%
44,000	1375209 B.C. Ltd.	9.00	% (a)	01/30/2028	43,065
200,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	153,225
300,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	217,873
1,200,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	941,229
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	174,920
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	175,693
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	504,660
400,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	294,022
600,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	571,865
1,000,000	AES Andres B.V.	5.70	% (a)	05/04/2028	868,520
235,417	AI Candelaria Spain S.A.	7.50%		12/15/2028	223,362
500,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	381,040
500,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	381,040

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	161,430
200,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	118,488
255,000	Altice France Holding S.A.	5.50	% (a)	10/15/2029	194,900
700,000	AngloGold Ashanti Holdings PLC	3.75%		10/01/2030	607,728
200,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	139,423
205,742	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	162,901
600,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(h)	04/22/2031	463,500
400,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (h)	04/15/2024	359,920
500,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (h)	06/18/2024	501,058
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	218,254
1,000,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	903,775
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (h)	01/24/2032	165,964
1,200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (h)	01/10/2028	1,126,041
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (h)	06/27/2029	183,430
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(h)	06/27/2029	183,430
400,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (h)	09/23/2025	379,827
1,276,000	Bank Hapoalim B.M.	3.26	% (a)(g)	01/21/2032	1,103,408
200,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	177,921
1,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	899,231
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	185,061
319,650	Bioceanico Sovereign Certificate Limited	0.00%		06/05/2034	221,038
195,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	189,547
450,000	Braskem Idesa SAPI	6.99%		02/20/2032	322,071
1,000,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	970,549
850,000	C&W Senior Financing	6.88%		09/15/2027	792,353
600,000	CAP S.A.	3.90	% (a)	04/27/2031	469,351
900,000	CAP S.A.	3.90%		04/27/2031	704,027
2,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	1,446,968
200,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	191,859
600,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (f)(h)	11/29/2027	4,656
200,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	178,014
334,346	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	91,151
344,666	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(h)	01/17/2023	33,174
850,000	Ecopetrol S.A.	4.63%		11/02/2031	651,002
150,000	Ecopetrol S.A.	5.88%		05/28/2045	104,765
2,050,000	Ecopetrol S.A.	5.88%		11/02/2051	1,381,684
450,000	eG Global Finance PLC	8.50	% (a)	10/30/2025	419,941
900,000	EIG Pearl Holdings SARL	4.39%		11/30/2046	694,238
1,100,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	925,795
338,000	Empresa de Transmision Electrica S.A.	5.13%		05/02/2049	274,140
621,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	556,476
796,320	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	737,711
1,800,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	1,431,990
650,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	506,201

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
700,000	Equate Petrochemical B.V.	2.63%		04/28/2028	611,625
255,000	EverArc Escrow SARL	5.00	% (a)	10/30/2029	209,432
448,235	Fenix Power Peru S.A.	4.32%		09/20/2027	410,861
191,360	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	172,176
600,000	Freeport Indonesia PT	5.32	% (a)	04/14/2032	553,341
400,000	Freeport Indonesia PT	6.20%		04/14/2052	350,205
300,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	280,542
300,000	Freeport-McMoRan, Inc.	5.25%		09/01/2029	289,973
1,000,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	933,075
832,194	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	710,137
869,877	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	702,476
475,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	420,233
335,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	272,639
1,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,400,247
200,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	162,327
515,000	Grifols Escrow Issuer S.A.	4.75	% (a)	10/15/2028	445,295
273,171	Guara Notre SARL	5.20%		06/15/2034	231,533
1,048,800	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	999,839
300,000	Indofood CBP Sukses Makmur Tbk PT	3.40%		06/09/2031	249,822
200,000	Indofood CBP Sukses Makmur Tbk PT	3.54%		04/27/2032	165,063
200,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	168,006
150,000	Intelsat Jackson Holdings S.A.	6.50	% (a)	03/15/2030	134,474
35,079	Invepar Holdings	0.00	% (f)(m)	12/30/2028	—
726,000	Inversiones La Construccion S.A.	4.75%		02/07/2032	592,395
600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	546,429
265,500	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	221,678
1,300,000	JSW Steel Ltd.	5.05%		04/05/2032	1,028,009
300,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (h)	10/14/2025	282,566
1,400,000	Korea Development Bank	1.63%		01/19/2031	1,099,244
160,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	138,600
135,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	111,206
200,000	LG Chem Ltd.	2.38	% (a)	07/07/2031	157,604
853,200	LLPL Capital Pte Ltd.	6.88%		02/04/2039	753,512
938,520	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	828,863
330,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	268,047
1,400,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	1,157,181
1,250,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,200,000
600,000	Mexarrend SAPI de C.V.	10.25	% (a)	07/24/2024	138,869
410,100	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	395,747
300,000	Minejesa Capital B.V.	4.63%		08/10/2030	264,060
2,700,000	Minejesa Capital B.V.	5.63%		08/10/2037	2,106,825
250,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	208,457
400,000	Movida Europe S.A.	5.25%		02/08/2031	300,437
342,600	MV24 Capital B.V.	6.75%		06/01/2034	313,662
750,000	Network i2i Ltd. (5 Year CMT Rate + 3.39%)	3.98	% (h)	03/03/2026	656,250
1,450,000	Oleoducto Central S.A.	4.00%		07/14/2027	1,281,681

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
252,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	227,962
150,000	Pampa Energia S.A.	9.13%		04/15/2029	137,969
340,000	Parkland Corporation	4.63	% (a)	05/01/2030	281,841
1,750,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	1,530,360
900,000	Petroleos del Peru S.A.	4.75%		06/19/2032	697,230
400,000	Petroleos del Peru S.A.	5.63%		06/19/2047	262,330
900,000	Petroleos Mexicanos	6.75%		09/21/2047	576,255
160,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	138,363
400,000	Qatar Energy	2.25%		07/12/2031	332,072
1,100,000	Reliance Industries Ltd.	2.88%		01/12/2032	892,833
373,333	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	235,958
1,000,000	Sasol Financing USA LLC	5.50%		03/18/2031	815,525
900,144	SCC Power PLC (4.00% + 4.00% PIK)	8.00	% (a)	12/31/2028	320,451
487,579	SCC Power PLC (4.00% or 4.00% PIK)	4.00	% (a)	05/17/2032	19,421
350,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	8.63%		12/13/2027	345,945
155,000	Seaspan Corporation	5.50	% (a)	08/01/2029	117,665
800,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(h)	05/12/2026	687,800
500,000	Simpar Europe S.A.	5.20%		01/26/2031	379,415
250,000	Superior Plus LP	4.50	% (a)	03/15/2029	214,111
500,000	Telefonica Moviles Chile S.A.	3.54	% (a)	11/18/2031	410,345
115,000	Telesat LLC	4.88	% (a)	06/01/2027	51,830
3,300,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	2,550,302
250,000	Temasek Financial Ltd.	1.63%		08/02/2031	198,398
151,000	Tervita Corporation	11.00	% (a)	12/01/2025	163,129
275,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	248,096
200,000	TK Elevator Holdco GmbH	7.63	% (a)	07/15/2028	163,628
450,000	TK Elevator US Newco, Inc.	5.25	% (a)	07/15/2027	400,320
738,623	UEP Penonome S.A.	6.50%		10/01/2038	547,504
553,967	UEP Penonome S.A.	6.50	% (a)	10/01/2038	410,628
2,800,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (f)(h)	01/29/2025	21,840
300,000	UPL Corporation Ltd.	4.50%		03/08/2028	252,235
1,100,000	UPL Corporation Ltd.	4.63%		06/16/2030	869,456
1,100,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	714,258
1,300,000	Vedanta Resources Ltd.	6.13%		08/09/2024	822,291
300,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	186,790
700,000	VTR Finance NV	6.38%		07/15/2028	271,457
325,000	VZ Secured Financing B.V.	5.00	% (a)	01/15/2032	264,690

Total Foreign Corporate Bonds (Cost $81,957,529)					67,150,251

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.5%
1,100,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	921,724
400,000	Brazilian Government International Bond	5.00%		01/27/2045	297,661
1,200,000	Brazilian Government International Bond	5.63%		02/21/2047	954,688
400,000	Chile Government International Bond	2.55%		01/27/2032	328,271
1,100,000	Chile Government International Bond	3.10%		05/07/2041	794,021
1,000,000	Chile Government International Bond	3.50%		01/25/2050	724,874

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,300,000	Chile Government International Bond	3.10%		01/22/2061	1,440,588
1,300,000	Colombia Government International Bond	3.13%		04/15/2031	969,428
2,200,000	Colombia Government International Bond	3.25%		04/22/2032	1,606,984
500,000	Colombia Government International Bond	5.00%		06/15/2045	342,028
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,203,678
500,000	Dominican Republic International Bond	6.00	% (a)	02/22/2033	452,901
500,000	Dominican Republic International Bond	5.88%		01/30/2060	368,585
2,500,000	Indonesia Government International Bond	3.70%		10/30/2049	1,939,078
800,000	Mexico Government International Bond	2.66%		05/24/2031	647,223
3,950,000	Mexico Government International Bond	4.28%		08/14/2041	3,055,413
300,000	Mexico Government International Bond	4.35%		01/15/2047	226,538
1,000,000	Mexico Government International Bond	4.40%		02/12/2052	738,917
1,000,000	Panama Government International Bond	2.25%		09/29/2032	744,255
1,200,000	Panama Government International Bond	4.30%		04/29/2053	871,267
400,000	Panama Government International Bond	4.50%		04/01/2056	293,118
2,300,000	Panama Government International Bond	3.87%		07/23/2060	1,491,285
400,000	Peruvian Government International Bond	3.30%		03/11/2041	292,316
400,000	Philippine Government International Bond	1.65%		06/10/2031	320,668
700,000	Philippine Government International Bond	3.70%		03/01/2041	574,392
1,000,000	Philippine Government International Bond	3.70%		02/02/2042	821,317
400,000	Philippine Government International Bond	2.95%		05/05/2045	289,854
400,000	Philippine Government International Bond	2.65%		12/10/2045	270,615
950,000	Republic of South Africa Government Bond	4.30%		10/12/2028	850,250
200,000	Saudi Government International Bond	2.25%		02/02/2033	162,849
1,100,000	Saudi Government International Bond	3.45%		02/02/2061	790,854

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $32,962,411)					24,785,640

Non-Agency Commercial Mortgage Backed Obligations - 12.8%
2,633,000	280 Park Avenue Mortgage Trust, Series 2017-280P-F (1 Month LIBOR USD + 2.83%, 2.83% Floor)	7.06	% (a)	09/15/2034	2,374,759
15,393,538	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	0.96	% (a)(g)(i)	05/15/2053	782,258
10,194,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XD	1.18	% (a)(g)(i)	10/15/2054	827,977
1,017,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	7.09	% (a)	09/14/2036	947,062
1,308,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	7.62	% (a)	12/15/2036	1,171,861
9,900,140	BANK, Series 2017-BNK5-XA	0.95	% (g)(i)	06/15/2060	316,017
59,519,897	BANK, Series 2018-BN11-XA	0.46	% (g)(i)	03/15/2061	1,219,985
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	7.87	% (a)	07/15/2037	1,823,938
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%, 2.44% Floor)	6.76	% (a)	03/15/2037	677,369
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.17	% (a)	11/15/2034	1,387,480
1,306,046	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (a)(g)(m)	06/05/2030	987,716
1,216,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	6.08	% (a)	08/15/2036	1,209,732
56,277,625	Benchmark Mortgage Trust, Series 2022-B32-XA	0.46	% (a)(g)(i)	01/15/2055	1,305,174

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,866,000	BPR Trust, Series 2021-TY-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	6.67	% (a)	09/15/2038	2,607,299
1,282,650	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	8.69	% (a)	07/15/2034	1,238,246
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	7.24	% (a)	05/15/2035	344,101
1,575,000	BX Trust, Series 2019-CALM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	6.32	% (a)	11/15/2032	1,493,601
467,500	BX Trust, Series 2019-XL-G (Secured Overnight Financing Rate 1 Month + 2.41%, 2.41% Floor)	6.75	% (a)	10/15/2036	448,347
2,821,000	BX Trust, Series 2021-BXMF-G (1 Month LIBOR USD + 3.35%, 3.35% Floor)	7.67	% (a)	10/15/2026	2,554,796
2,820,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	7.92	% (a)	06/15/2036	2,571,179
2,868,000	BX Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	6.72	% (a)	09/15/2036	2,648,503
2,677,280	BX Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	6.16	% (a)	10/15/2038	2,523,526
1,119,631	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.17	% (a)	10/15/2035	1,059,356
8,766,672	CD Commercial Mortgage Trust, Series 2017-CD3-XA	0.97	% (g)(i)	02/10/2050	264,096
3,844,967	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.61	% (g)(i)	05/10/2058	151,986
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63	% (a)(g)(i)	02/15/2033	1,032
1,515,120	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.95	% (g)(i)	10/10/2047	18,823
6,484,470	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.82	% (g)(i)	05/10/2049	309,089
2,213,799	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.89	% (g)(i)	07/10/2049	108,044
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	7.24	% (a)	12/15/2036	503,647
1,216,000	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	6.34	% (a)	08/20/2035	1,164,518
1,762,460	Commercial Mortgage Pass-Through Trust, Series 2013-CR10-XA	0.64	% (g)(i)	08/10/2046	3,246
925,821	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	0.95	% (g)(i)	05/10/2047	8,274
10,918,276	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.80	% (g)(i)	08/10/2048	187,707
6,634,889	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	0.91	% (g)(i)	10/10/2048	132,996
1,227,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.30	% (g)	02/10/2048	1,057,900
1,652,240	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	0.98	% (g)(i)	02/10/2048	25,131
9,542,105	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.65	% (g)(i)	07/10/2048	121,624
2,681,594	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	0.94	% (g)(i)	02/10/2049	60,496
2,228,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (1 Month LIBOR USD + 2.28%, 2.18% Floor)	6.59	% (a)	09/15/2033	1,947,261
2,134,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	6.97	% (a)	05/15/2036	2,043,065
2,292,342	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.82	% (g)(i)	04/15/2050	28,326
42,580,717	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.57	% (g)(i)	08/15/2051	1,001,503
31,953,402	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.04	% (g)(i)	03/15/2054	1,826,779
18,269,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.48	% (a)(g)(i)	03/15/2054	1,619,496
1,974,822	CSMC Trust, Series 2014-USA-X1	0.54	% (a)(g)(i)	09/15/2037	22,516
2,477,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	8.03	% (a)	10/15/2037	2,222,516
1,768,000	ELP Commercial Mortgage Trust, Series 2021-ELP-C (1 Month LIBOR USD + 1.32%, 1.32% Floor)	5.64	% (a)	11/15/2038	1,683,244

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,246,218	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	6.57	% (a)	07/15/2038	2,156,258
2,264,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96	% (a)(g)	12/10/2036	2,039,592
639,609	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	9.64	% (a)	05/25/2026	624,835
372,621	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	8.49	% (a)	12/25/2026	363,583
700,066	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	7.39	% (a)	03/25/2027	689,777
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	6.84	% (a)	08/25/2024	1,467,271
392,798	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	6.29	% (a)	02/25/2025	386,933
705,226	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.04	% (a)	06/25/2025	665,534
226,669	FREMF Mortgage Trust, Series 2019-KF61-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	6.34	% (a)	04/25/2029	211,158
2,439,632	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	10.14	% (a)	10/25/2029	2,302,598
1,350,000	FS Rialto, Series 2022-FL4-AS (Secured Overnight Financing Rate 30 Day Average + 2.40%, 2.40% Floor)	6.21	% (a)	01/19/2039	1,290,712
2,370,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	6.72	% (a)	09/15/2037	2,252,536
442,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	4.90	% (a)(g)	03/10/2033	372,084
553,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	4.90	% (a)(g)	03/10/2033	455,109
1,509,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-E (1 Month LIBOR USD + 1.55%, 1.55% Floor)	5.87	% (a)	07/15/2035	1,162,363
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.35%, 2.10% Floor)	6.67	% (a)	07/15/2031	738,061
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 3.05%, 2.80% Floor)	7.37	% (a)	07/15/2031	713,836
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 4.17%, 3.93% Floor)	8.49	% (a)	07/15/2031	681,972
7,062,238	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.71	% (g)(i)	09/10/2047	62,684
6,944,592	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76	% (g)(i)	11/10/2048	126,275
5,328,237	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.73	% (g)(i)	05/10/2049	234,694
2,377,000	GSCG Trust, Series 2019-600C-E	3.99	% (a)(g)	09/06/2034	1,983,942
1,376,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-C	4.56	% (g)	07/15/2047	1,227,708
5,058,439	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.59	% (g)(i)	12/15/2049	86,703
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.36	% (a)(g)	07/05/2033	1,691,415
2,555,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.32	% (a)	07/15/2036	2,336,294
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	711,449
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45	% (a)(g)	05/05/2032	724,585
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45	% (a)(g)	05/05/2032	842,525

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45	% (a)(g)	05/05/2032	880,674
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45	% (a)(g)	05/05/2032	939,814
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	1,427,200
1,234,402	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.67	% (g)(i)	02/15/2047	5,653
2,973,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.64	% (g)	08/15/2047	2,740,229
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (g)	09/15/2047	89,394
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.44	% (g)	11/15/2047	130,482
1,115,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.18	% (g)	05/15/2048	987,276
3,191,261	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.57	% (g)(i)	05/15/2048	34,345
4,153,025	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.82	% (g)(i)	08/15/2048	72,722
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62	% (g)	12/15/2048	417,748
2,532,000	LCCM Trust, Series 2017-LC26-C	4.71	% (a)	07/12/2050	2,150,148
2,505,215	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.70	% (a)(g)(i)	03/10/2049	53,227
12,147,368	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.79	% (a)(g)(i)	03/10/2050	249,330
2,837,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.57	% (a)	11/15/2038	2,577,007
1,141,351	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%, 0.00% Floor)	6.65	% (a)	08/25/2024	1,140,266
2,200,000	MF1 Ltd., Series 2021-FL7-C (1 Month LIBOR USD + 2.05%, 2.05% Floor)	6.39	% (a)	10/16/2036	2,066,698
2,538,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(g)	02/10/2042	1,661,225
2,500,000	MKT Mortgage Trust, Series 2020-525M-F	2.94	% (a)(g)	02/12/2040	1,361,339
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (g)	10/15/2047	92,548
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.50	% (g)	12/15/2047	246,502
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.33%, 2.20% Floor)	6.64	% (a)	11/15/2034	363,140
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	6.87	% (a)	07/15/2035	801,176
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	7.16	% (a)	12/15/2036	1,706,077
2,284,679	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	7.37	% (a)	10/15/2037	2,135,328
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	6.52	% (a)	06/15/2035	1,715,642
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.50	% (a)(g)	01/15/2037	1,057,443
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.50	% (a)(g)	01/15/2037	588,550
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.50	% (a)(g)	01/15/2037	537,247
1,500,000	One New York Plaza Trust, Series 2020-1NYP-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	6.52	% (a)	01/15/2036	1,375,420

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,750,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	6.03	% (a)	04/15/2036	2,582,447
2,874,000	Soho Trust, Series 2021-SOHO-B	2.70	% (a)(g)	08/10/2038	2,112,227
2,889,000	SREIT Trust, Series 2021-IND-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	6.85	% (a)	10/15/2038	2,581,055
961,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.35% Floor)	6.79	% (a)	07/15/2038	907,302
296,049	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	7.22	% (a)	03/15/2038	275,582
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.71	% (g)	02/15/2051	932,801
12,958,792	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.84	% (g)(i)	02/15/2051	438,686
1,321,442	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	6.98	% (a)	09/15/2036	1,236,995
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	87,139
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.08	% (g)	05/15/2048	357,360
9,564,433	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.88	% (g)(i)	09/15/2058	179,748
4,949,866	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	0.95	% (g)(i)	11/15/2048	105,839
1,855,920	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.07	% (g)(i)	05/15/2048	32,944
6,366,771	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.61	% (g)(i)	07/15/2058	79,262
1,909,737	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.58	% (g)(i)	03/15/2059	75,334
3,617,888	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.58	% (g)(i)	11/15/2049	153,486
13,771,853	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	0.97	% (g)(i)	07/15/2050	446,514
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.49	% (g)	11/15/2050	1,948,661
1,998,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.38	% (g)(i)	01/15/2060	91,723
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.93	% (g)	09/15/2061	1,897,033
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	6.82	% (a)	02/15/2040	1,008,737
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	7.97	% (a)	02/15/2040	1,000,922
2,693,790	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.00	% (g)(i)	08/15/2047	34,891

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $150,763,295)					125,806,621

Non-Agency Residential Collateralized Mortgage Obligations - 18.5%
3,020,689	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.57%		01/25/2037	1,768,938
1,226,078	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		01/25/2037	717,976
1,000,000	AMSR Trust, Series 2020-SFR4-E1	2.21	% (a)	11/17/2037	881,624
5,122,000	AMSR Trust, Series 2021-SFR3-G	3.80	% (a)	10/17/2038	4,281,444
8,244,711	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.65	% (a)	10/27/2046	6,918,120
1,695,539	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2007-HE2-A4 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	4.62%		05/25/2037	1,182,324
1,131,464	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.29	% (g)	07/25/2036	966,219
730,539	Bear Stearns ALT-A Trust, Series 2006-4-22A1	3.62	% (g)	08/25/2036	546,882
1,960,360	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		06/25/2037	647,729
133,769	CHL Mortgage Pass-Through Trust, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	5.91%		02/20/2036	111,002
256,022	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	149,857

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,013,662	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	2,788,450
3,184,177	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	1,611,012
413,023	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	2.87	% (g)	04/25/2037	365,803
669,862	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	597,347
243,186	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	174,782
527,405	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	189,409
3,322,538	Countrywide Alternative Loan Trust, Series 2006-6CB-2A10	6.00%		05/25/2036	1,469,317
2,203,621	Countrywide Alternative Loan Trust, Series 2006-OA6-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	4.81%		07/25/2046	1,837,720
301,855	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	194,174
476,954	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	256,105
417,272	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	194,501
180,371	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	106,574
279,788	CSAB Mortgage Backed Trust, Series 2006-2-A5A	6.58%		09/25/2036	95,511
732,982	CSMC Trust, Series 2011-12R-3A5	3.34	% (a)(g)	07/27/2036	697,656
7,700,000	CSMC Trust, Series 2020-RPL6-A2	3.33	% (a)(g)	03/25/2059	6,558,534
1,500,000	CSMC Trust, Series 2021-NQM6-B1	3.29	% (a)(g)	07/25/2066	776,908
195,559	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (g)	10/25/2036	170,993
113,686	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(g)	07/27/2037	92,300
7,100,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2-B1 (1 Month LIBOR USD + 2.50%, 0.00% Floor)	6.89	% (a)	02/25/2050	6,647,651
6,452,000	FirstKey Homes Trust, Series 2021-SFR1-F1	3.24	% (a)	08/17/2038	5,438,905
8,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(g)	07/25/2026	6,519,012
500,000	GCAT Trust, Series 2019-NQM3-B1	3.95	% (a)(g)	11/25/2059	366,021
6,466,714	Home Partners of America Trust, Series 2019-2-F	3.87	% (a)	10/19/2039	5,347,326
789,335	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	4.93%		02/25/2037	706,595
1,304,863	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19-2A1	3.39	% (g)	08/25/2036	1,079,852
403,929	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	201,073
315,032	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.23	% (g)	04/25/2037	257,066
3,300,000	Legacy Mortgage Asset Trust, Series 2021-GS1-A2	3.84	% (a)(e)	10/25/2066	2,771,521
109,895	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	57,050
5,597,250	Lehman Mortgage Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	4.79%		06/25/2046	5,007,488
3,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	7.13	% (a)	10/16/2023	2,802,059
70,232	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.96	% (g)	04/25/2036	39,598
263,949	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	105,676
552,110	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	253,012
16,473,658	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	4.67%		11/25/2037	8,173,951
4,816,620	Morgan Stanley Mortgage Loan Trust, Series 2005-7-3A1	4.73	% (g)	11/25/2035	2,930,083
81,329	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	53,883
295,880	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.47	% (g)	02/25/2036	175,282

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
456,064	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75	% (g)	04/25/2037	231,601
7,835,923	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.65	% (a)(m)	12/26/2046	7,167,239
1,604,923	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.36%, 0.36% Floor, 12.50% Cap)	4.75%		05/25/2036	1,561,193
3,600,000	New York Mortgage Trust, Series 2021-BPL1-A2	2.98	% (a)(e)	05/25/2026	3,334,429
10,103,756	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.00% Cap)	4.71%		10/25/2036	5,711,745
5,700,234	PMT Credit Risk Transfer Trust, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	7.14	% (a)	05/27/2023	5,476,124
438,490	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 3.70%, 2.70% Floor)	8.09	% (a)	11/27/2031	421,003
500,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.39	% (a)	03/25/2026	486,054
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68	% (a)	10/17/2036	2,937,404
1,100,000	Progress Residential Trust, Series 2021-SFR1-G	3.86	% (a)	04/17/2038	943,092
7,500,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	6,356,440
8,100,000	Progress Residential Trust, Series 2021-SFR3-F	3.44	% (a)	05/17/2026	6,919,601
3,000,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(g)	03/25/2026	2,582,499
292,800	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	231,278
1,497,067	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	582,657
344,363	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	148,785
2,905,819	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	2,222,596
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95	% (a)(g)	01/26/2060	4,340,374
4,735,168	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	4.54%		06/25/2037	3,391,901
1,116,000	Starwood Mortgage Residential Trust, Series 2019-INV1-B1	3.66	% (a)(g)	09/27/2049	900,529
645,018	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.26	% (g)	12/25/2035	571,060
8,193,495	Structured Asset Securities Corporation, Series 2007-OSI-A4 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	4.59%		06/25/2037	5,507,634
5,621,766	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.58	% (a)	03/25/2037	4,604,899
13,319,166	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	4.79%		07/25/2036	576,869
13,319,253	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 0.00% Floor, 7.10% Cap)	2.71	% (i)(j)	07/25/2036	775,721
6,600,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A2	3.10	% (a)(e)	06/25/2024	6,149,805
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75	% (a)	03/17/2038	4,475,431
1,636,999	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51	% (a)(g)	10/26/2048	1,390,574
416,374	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72	% (a)(g)	10/26/2048	347,123
1,200,212	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(g)	03/25/2049	981,579
1,784,431	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99	% (a)(g)	07/25/2049	1,504,083
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73	% (a)(g)	11/25/2059	2,494,909
2,600,000	Verus Securitization Trust, Series 2021-3-B1	3.20	% (a)(g)	06/25/2066	1,622,925
5,000,000	Verus Securitization Trust, Series 2021-7-B1	4.14	% (a)(g)	10/25/2066	3,279,521
3,000,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (a)(g)	02/25/2064	2,186,096
550,888	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		03/25/2036	512,713

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
793,160	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6-2A2	3.13	% (g)	06/25/2037	693,147
262,984	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	222,230
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69%		04/25/2037	3,083,116

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $228,161,401)					182,208,294

US Corporate Bonds - 4.5%
425,000	Academy Ltd.	6.00	% (a)	11/15/2027	407,492
175,000	Acrisure LLC	6.00	% (a)	08/01/2029	143,243
275,000	Acuris Finance, Inc.	5.00	% (a)	05/01/2028	220,807
500,000	AdaptHealth LLC	5.13	% (a)	03/01/2030	426,295
215,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	213,517
55,000	Air Methods Corporation	8.00	% (a)(f)	05/15/2025	2,999
185,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	166,687
205,000	Allied Universal Holdco LLC	6.63	% (a)	07/15/2026	187,997
200,000	Allied Universal Holdco LLC	6.00	% (a)	06/01/2029	145,412
70,000	AMC Entertainment Holdings, Inc.	7.50	% (a)	02/15/2029	37,709
355,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	325,095
2,436,560	American Airlines, Inc.	5.25%		01/15/2024	2,380,215
100,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	80,757
185,000	AmWINS Group, Inc.	4.88	% (a)	06/30/2029	157,148
239,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	226,351
230,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	213,546
350,000	APi Group DE, Inc.,	4.75	% (a)	10/15/2029	305,191
290,000	Arconic Corporation	6.13	% (a)	02/15/2028	272,596
145,000	Ashton Woods Finance Company	4.63	% (a)	04/01/2030	116,567
300,000	ASP Unifrax Holdings, Inc.	5.25	% (a)	09/30/2028	241,797
250,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	206,085
100,000	Bausch Health Companies, Inc.	6.13	% (a)	02/01/2027	69,088
300,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	191,374
78,000	Bausch Health Companies, Inc.	11.00	% (a)	09/30/2028	61,218
15,000	Bausch Health Companies, Inc.	14.00	% (a)	10/15/2030	8,980
250,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	224,507
150,000	Blue Racer Midstream LLC	7.63	% (a)	12/15/2025	149,070
25,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	24,352
195,000	Builders FirstSource, Inc.	4.25	% (a)	02/01/2032	158,434
225,000	Caesars Entertainment, Inc.	4.63	% (a)	10/15/2029	183,509
250,000	Callon Petroleum Company	7.50	% (a)	06/15/2030	229,075
210,000	Calpine Corporation	4.50	% (a)	02/15/2028	187,778
210,000	Calpine Corporation	4.63	% (a)	02/01/2029	180,528
340,000	Carnival Corporation	5.75	% (a)	03/01/2027	243,362
250,000	Carnival Corporation	9.88	% (a)	08/01/2027	236,664
145,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	57,728
355,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	306,968
295,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	244,381
200,000	CCO Holdings LLC	4.75	% (a)	02/01/2032	162,549

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
180,000	CCO Holdings LLC	4.25	% (a)	01/15/2034	133,200
420,000	Cedar Fair LP	5.25%		07/15/2029	377,855
270,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	256,211
103,000	Clarios Global LP	6.25	% (a)	05/15/2026	100,833
135,000	Clarivate Science Holdings Corporation	4.88	% (a)	07/01/2029	114,973
110,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	102,215
55,000	Clear Channel Outdoor Holdings, Inc.	7.75	% (a)	04/15/2028	40,222
145,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	106,741
305,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	281,971
380,000	CNX Midstream Partners LP	4.75	% (a)	04/15/2030	312,347
185,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	170,501
75,000	CNX Resources Corporation	7.38	% (a)	01/15/2031	71,990
150,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	102,117
225,000	CommScope, Inc.	4.75	% (a)	09/01/2029	181,817
140,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	117,289
145,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	74,796
200,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	145,579
185,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	136,672
225,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	158,821
285,000	Coty, Inc.	5.00	% (a)	04/15/2026	270,654
170,000	Coty, Inc.	6.50	% (a)	04/15/2026	163,463
470,000	CQP Holdco LP	5.50	% (a)	06/15/2031	411,429
445,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	251,957
180,000	CSI Compressco LP	7.50	% (a)	04/01/2025	168,584
190,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	170,698
100,000	Dana, Inc.	5.38%		11/15/2027	92,934
65,000	Dana, Inc.	4.25%		09/01/2030	52,461
290,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	255,621
210,000	Diamond Sports Group LLC	5.38	% (a)	08/15/2026	24,937
245,000	DirectTV Financing LLC	5.88	% (a)	08/15/2027	219,657
60,000	DISH DBS Corporation	5.88%		11/15/2024	55,878
195,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	156,000
110,000	DISH DBS Corporation	5.13%		06/01/2029	71,168
510,000	Dun & Bradstreet Corporation	5.00	% (a)	12/15/2029	437,102
170,000	Embarq Corporation	8.00%		06/01/2036	79,425
135,000	Emergent BioSolutions, Inc.	3.88	% (a)	08/15/2028	67,324
140,000	Encompass Health Corporation	4.50%		02/01/2028	127,393
45,000	Encompass Health Corporation	4.75%		02/01/2030	39,589
145,000	Encompass Health Corporation	4.63%		04/01/2031	124,863
120,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	91,257
160,000	Energizer Holdings, Inc.	6.50	% (a)	12/31/2027	152,470
155,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	127,016
180,000	Ferrellgas LP	5.38	% (a)	04/01/2026	163,961
285,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	230,415
630,000	Ford Motor Company	3.25%		02/12/2032	473,585
200,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	186,751

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Ford Motor Credit Company LLC	4.95%		05/28/2027	186,954
260,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	204,583
255,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (a)	05/01/2028	217,880
85,000	Frontier Communications Holdings LLC	5.88	% (a)	10/15/2027	79,115
165,000	Frontier Communications Holdings LLC	5.00	% (a)	05/01/2028	144,212
105,000	Frontier Communications Holdings LLC	6.75	% (a)	05/01/2029	87,006
23,218	Frontier Communications Holdings LLC	5.88%		11/01/2029	17,993
305,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	270,401
200,000	Gap, Inc.	3.88	% (a)	10/01/2031	139,817
250,000	GCI LLC	4.75	% (a)	10/15/2028	210,429
265,000	Glatfelter Corporation	4.75	% (a)	11/15/2029	159,689
320,000	Global Access, Inc.	5.00	% (a)	07/15/2029	275,285
361,640	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (a)	09/15/2024	308,172
280,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	229,387
125,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	102,837
305,000	Griffon Corporation	5.75%		03/01/2028	279,548
112,043	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	109,385
315,000	Helios Software Holdings, Inc.	4.63	% (a)	05/01/2028	240,644
135,000	Hertz Corporation	5.00	% (a)	12/01/2029	102,586
365,000	Hess Midstream Operations LP	4.25	% (a)	02/15/2030	312,539
450,000	Hess Midstream Operations LP	5.50	% (a)	10/15/2030	412,293
230,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	133,763
220,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	184,925
470,000	Hilcorp Energy LP	6.25	% (a)	11/01/2028	426,184
300,000	Icahn Enterprises LP	5.25%		05/15/2027	275,340
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	46,887
305,000	II-VI, Inc.	5.00	% (a)	12/15/2029	263,438
325,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	272,627
335,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	301,743
145,000	Iron Mountain, Inc.	4.88	% (a)	09/15/2029	126,713
350,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	288,468
130,000	JELD-WEN, Inc.	4.63	% (a)	12/15/2025	109,054
50,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	30,325
200,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	171,134
240,000	Legacy LifePoint Health LLC	4.38	% (a)	02/15/2027	203,376
220,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	196,075
115,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	82,881
320,000	LFS Topco LLC	5.88	% (a)	10/15/2026	258,628
195,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	110,456
175,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	101,692
270,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	239,304
155,000	Lumen Technologies, Inc.	5.13	% (a)	12/15/2026	134,990
95,000	Lumen Technologies, Inc.	4.00	% (a)	02/15/2027	80,720
285,000	M/I Homes, Inc.	4.95%		02/01/2028	253,661
160,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	134,000
160,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	109,965

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	168,367
305,000	Medline Borrower LP	5.25	% (a)	10/01/2029	242,797
200,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	168,157
150,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	120,860
200,000	Michaels Companies, Inc.	7.88	% (a)	05/01/2029	133,990
335,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	285,475
315,000	Minerva Merger Sub, Inc.	6.50	% (a)	02/15/2030	232,724
295,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	249,157
175,000	ModivCare, Inc.	5.88	% (a)	11/15/2025	164,608
60,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	54,190
225,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	206,281
170,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	160,476
305,000	Nationstar Mortgage Holdings, Inc.	5.75	% (a)	11/15/2031	237,534
225,000	Navient Corporation	5.00%		03/15/2027	197,362
255,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	200,736
85,000	News Corporation	5.13	% (a)	02/15/2032	77,473
200,000	NFP Corporation	4.88	% (a)	08/15/2028	170,519
175,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	156,121
70,000	NGL Energy Partners LP	7.50%		04/15/2026	53,657
685,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	521,985
160,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	156,051
200,000	Occidental Petroleum Corporation	6.63%		09/01/2030	207,127
290,000	Occidental Petroleum Corporation	6.13%		01/01/2031	293,223
155,000	Occidental Petroleum Corporation	6.45%		09/15/2036	158,450
155,000	Occidental Petroleum Corporation	6.60%		03/15/2046	159,843
420,000	Olympus Water US Holding Corporation	4.25	% (a)	10/01/2028	341,525
200,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	152,101
60,000	OneMain Finance Corporation	7.13%		03/15/2026	57,187
220,000	OneMain Finance Corporation	6.63%		01/15/2028	202,968
400,000	Organon & Company	5.13	% (a)	04/30/2031	347,054
305,000	Owens & Minor, Inc.	6.63	% (a)	04/01/2030	262,513
165,000	Par Petroleum LLC	7.75	% (a)	12/15/2025	159,173
200,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	169,560
60,000	PBF Holding Company LLC	6.00%		02/15/2028	53,623
140,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	91,139
300,000	Penn National Gaming, Inc.	5.63	% (a)	01/15/2027	272,496
145,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	114,739
245,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	191,438
225,000	Performance Food Group, Inc.	5.50	% (a)	10/15/2027	212,690
180,000	Performance Food Group, Inc.	4.25	% (a)	08/01/2029	156,204
500,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	470,534
315,000	Pike Corporation	5.50	% (a)	09/01/2028	275,899
105,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	95,235
72,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	62,267
200,000	Premier Entertainment Sub LLC	5.63	% (a)	09/01/2029	147,740
195,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	177,883

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
350,000	Radiate Holdco LLC	4.50	% (a)	09/15/2026	257,698
75,000	Radiate Holdco LLC	6.50	% (a)	09/15/2028	31,548
140,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	78,811
270,000	Realogy Group LLC	5.25	% (a)	04/15/2030	197,319
130,000	Rent-A-Center, Inc.	6.38	% (a)	02/15/2029	105,332
100,000	Roller Bearing Company of America, Inc.	4.38	% (a)	10/15/2029	86,595
255,000	Royal Caribbean Cruises Ltd.	5.50	% (a)	08/31/2026	214,837
130,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	99,437
165,000	Schweitzer-Mauduit International, Inc.	6.88	% (a)	10/01/2026	146,004
250,000	Scientific Games Holdings LP	6.63	% (a)	03/01/2030	211,500
65,000	Scripps Escrow, Inc.	5.88	% (a)	07/15/2027	58,115
100,000	Scripps Escrow, Inc.	3.88	% (a)	01/15/2029	80,397
410,000	SEG Holding LLC	5.63	% (a)	10/15/2028	386,638
275,000	Select Medical Corporation	6.25	% (a)	08/15/2026	262,045
260,000	Southwestern Energy Company	5.38%		02/01/2029	241,411
215,000	Southwestern Energy Company	4.75%		02/01/2032	184,151
285,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	247,111
225,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	199,742
200,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	161,964
190,000	Staples, Inc.	7.50	% (a)	04/15/2026	163,921
85,000	Staples, Inc.	10.75	% (a)	04/15/2027	61,343
145,000	Station Casinos LLC	4.63	% (a)	12/01/2031	116,500
250,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	212,814
240,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	206,325
115,000	Sunoco LP	6.00%		04/15/2027	113,438
100,000	Sunoco LP	4.50%		05/15/2029	87,614
90,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	52,267
165,000	Tenet Healthcare Corporation	6.25	% (a)	02/01/2027	158,819
145,000	Tenet Healthcare Corporation	6.13	% (a)	10/01/2028	130,127
250,000	Tenet Healthcare Corporation	6.13	% (a)	06/15/2030	238,639
115,000	TMS International Corporation	6.25	% (a)	04/15/2029	82,536
275,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	244,407
285,000	TransDigm, Inc.	5.50%		11/15/2027	268,208
196,875	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	191,894
305,000	Trident TPI Holdings, Inc.	6.63	% (a)	11/01/2025	266,432
180,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	144,619
185,000	Uber Technologies, Inc.	4.50	% (a)	08/15/2029	161,529
225,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	196,301
390,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	375,348
205,000	Uniti Group LP	6.50	% (a)	02/15/2029	136,196
230,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	192,771
170,000	USA Compression Partners LP	6.88%		09/01/2027	159,223
220,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	173,008
85,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	89,814
605,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	494,130
105,000	Virtusa Corporation	7.13	% (a)	12/15/2028	80,170

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
385,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	363,307
120,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	117,809
160,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	153,935
290,000	Western Midstream Operating LP	4.30%		02/01/2030	253,801
70,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	24,850
190,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	153,856
380,000	XHR LP	4.88	% (a)	06/01/2029	311,762

Total US Corporate Bonds (Cost $51,773,291)					43,896,416

US Government and Agency Mortgage Backed Obligations - 7.8%
1,222,574	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.37	% (g)(i)	03/25/2023	341
10,309,961	Federal Home Loan Mortgage Corporation Pass-Thru, Series KF89-AS (Secured Overnight Financing Rate 30 Day Average + 0.37%, 0.00% Floor)	4.10%		09/25/2030	10,055,695
726,098	Federal Home Loan Mortgage Corporation REMICS, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 0.00% Floor, 6.45% Cap)	2.13	% (i)(j)	09/15/2041	72,724
240,437	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	223,779
1,329,857	Federal Home Loan Mortgage Corporation REMICS, Series 4795-FB (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	4.62%		06/15/2048	1,276,267
14,425,477	Federal Home Loan Mortgage Corporation REMICS, Series 4851-PF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	4.72%		08/15/2057	13,865,420
2,199,351	Federal Home Loan Mortgage Corporation REMICS, Series 4942-FB (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	4.82%		04/15/2040	2,145,264
13,081,873	Federal Home Loan Mortgage Corporation REMICS, Series 4944-F (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	4.84%		01/25/2050	12,736,201
1,638,197	Federal Home Loan Mortgage Corporation REMICS, Series 4981-GF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	4.79%		06/25/2050	1,583,967
7,107,107	Federal National Mortgage Association REMICS, Series 2013-12-FT (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	4.74%		02/25/2043	6,855,591
9,067,289	Federal National Mortgage Association REMICS, Series 2017-11-SK (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.66	% (i)(j)	03/25/2047	980,045
4,826,237	Federal National Mortgage Association REMICS, Series 2018-86-MF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	4.69%		12/25/2048	4,710,535
8,738,291	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.76	% (i)(j)	08/25/2050	941,582
9,768,626	Federal National Mortgage Association REMICS, Series 2021-32-AI	3.00	% (i)	05/25/2046	1,255,952
5,728,387	Federal National Mortgage Association REMICS, Series 2022-43-FA (Secured Overnight Financing Rate 30 Day Average + 0.55%, 0.55% Floor, 6.00% Cap)	4.48%		07/25/2052	5,499,245
21,634,227	Federal National Mortgage Association, Series 2019-M7-X	0.33	% (g)(i)	04/25/2029	356,536
22,077,152	Federal National Mortgage Association, Series 2021-M8-X	0.26	% (g)(i)	11/25/2035	489,212
26,998,352	Government National Mortgage Association, Series 2013-155-IB	0.16	% (g)(i)	09/16/2053	125,108
8,179,600	Government National Mortgage Association, Series 2019-128-KS (-1 x 1 Month LIBOR USD + 2.85%, 0.00% Floor, 2.85% Cap)		(i)(j)	10/20/2049	94,486
7,346,104	Government National Mortgage Association, Series 2020-104-SB (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.80	% (i)(j)	07/20/2050	909,624

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
21,495,428	Government National Mortgage Association, Series 2020-115-SA (-1 x 1 Month LIBOR USD + 4.20%, 0.00% Floor, 4.20% Cap)		(i)(j)	08/20/2050	787,064
15,809,750	Government National Mortgage Association, Series 2020-115-YS (-1 x 1 Month LIBOR USD + 4.20%, 0.00% Floor, 4.20% Cap)		(i)(j)	08/20/2050	558,340
33,523,053	Government National Mortgage Association, Series 2020-129-SA (-1 x 1 Month LIBOR USD + 3.75%, 0.00% Floor, 3.75% Cap)		(i)(j)	09/20/2050	659,834
38,481,928	Government National Mortgage Association, Series 2020-146-IJ	2.50	% (i)	10/20/2050	4,938,898
15,731,261	Government National Mortgage Association, Series 2020-189-SU (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (i)(j)	12/20/2050	1,920,477
13,278,898	Government National Mortgage Association, Series 2021-193-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)		(i)(j)	11/20/2051	74,795
8,931,097	Government National Mortgage Association, Series 2021-1-SH (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (i)(j)	01/20/2051	953,300
29,562,607	Government National Mortgage Association, Series 2021-35-IO	0.99	% (g)(i)	12/16/2062	2,170,968

Total US Government and Agency Mortgage Backed Obligations (Cost $94,041,378)					76,241,250

US Government and Agency Obligations - 4.5%
25,000,000	United States Treasury Notes	3.13%		08/15/2025	24,275,391
21,000,000	United States Treasury Notes	3.13%		08/31/2027	20,200,195

Total US Government and Agency Obligations (Cost $44,345,874)					44,475,586

Common Stocks - 0.0% (n)
1,098	Bright Bidco B.V. (d)(l)(m)				20,456
2,146	CWT Travel Holdings, Inc. (d)(l)(m)				14,486
15,376	Foresight Equity (d)(l)(m)				183,896
4,322	Frontera Energy Corporation (l)				39,410
138	Frontera Holdings LLC (d)(l)(m)				2
3,553	Intelsat Emergence S.A. (d)(l)(m)				85,272

Total Common Stocks (Cost $991,507)					343,522

Escrow Notes - 0.0% (n)
380,000	GCB Intelsat Jackson (d)(m)				—
400,000	Gulfport Energy Corporation (d)				752

Total Escrow Notes (Cost $-)					752

Rights - 0.0% (n)
372	Intelsat Jackson Holdings Ltd. - Series A (d)(m)				2,790
372	Intelsat Jackson Holdings Ltd. - Series B (d)(m)				2,511

Total Rights (Cost $-)					5,301

Warrants - 0.0% (n)
3,500	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (d)				1,270
29,269	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (d)(m)				—
Total Warrants (Cost $-)					1,270

Short Term Investments - 9.2%
14,410,384	First American Government Obligations Fund - Class U	4.10	% (k)		14,410,384
14,410,384	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (k)		14,410,384
14,410,384	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (k)		14,410,384

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
16,400,000	United States Treasury Bills		04/20/2023	16,186,426
26,700,000	United States Treasury Bills		07/13/2023	26,066,150
5,000,000	United States Treasury Bills		11/02/2023	4,810,457

Total Short Term Investments (Cost $90,505,393)				90,294,185

Total Investments - 99.3% (Cost $1,137,889,651)				976,926,141
Other Assets in Excess of Liabilities - 0.7%				6,601,539

NET ASSETS - 100.0%				$983,527,680

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Principal only security

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Non-income producing security

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.

(i)	Interest only security

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Seven-day yield as of period end

(l)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(m)	Value determined using significant unobservable inputs.

BRL	Brazilian Real

GBP	British Pound

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.1%
Non-Agency Residential Collateralized Mortgage Obligations	18.5%
Non-Agency Commercial Mortgage Backed Obligations	12.8%
Short Term Investments	9.2%
Bank Loans	8.2%
US Government and Agency Mortgage Backed Obligations	7.8%
Foreign Corporate Bonds	6.8%
Asset Backed Obligations	5.4%
US Government and Agency Obligations	4.5%
US Corporate Bonds	4.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.5%
Common Stocks	0.0%	(n)
Rights	0.0%	(n)
Warrants	0.0%	(n)
Escrow Notes	0.0%	(n)
Other Assets and Liabilities	0.7%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.1%
Non-Agency Residential Collateralized Mortgage Obligations	18.5%
Non-Agency Commercial Mortgage Backed Obligations	12.8%
Short Term Investments	9.2%
US Government and Agency Mortgage Backed Obligations	7.8%
Asset Backed Obligations	5.4%
US Government and Agency Obligations	4.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.5%
Energy	2.1%
Utilities	1.8%
Healthcare	1.2%
Electronics/Electric	1.1%
Business Equipment and Services	1.1%
Banking	1.1%
Transportation	1.0%
Media	0.9%
Chemicals/Plastics	0.8%
Retailers (other than Food/Drug)	0.7%
Aerospace & Defense	0.7%
Mining	0.7%
Finance	0.7%
Telecommunications	0.6%
Industrial Equipment	0.5%
Insurance	0.5%
Leisure	0.4%
Automotive	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Building and Development (including Steel/Metals)	0.3%
Technology	0.3%
Commercial Services	0.3%
Food Products	0.2%
Food Service	0.2%
Financial Intermediaries	0.2%
Containers and Glass Products	0.2%
Chemical Products	0.2%
Pharmaceuticals	0.2%
Consumer Products	0.2%
Construction	0.2%
Diversified Manufacturing	0.1%
Cosmetics/Toiletries	0.1%
Environmental Control	0.1%
Real Estate	0.0%	(n)
Beverage and Tobacco	0.0%	(n)
Food/Drug Retailers	0.0%	(n)
Pulp & Paper	0.0%	(n)
Other Assets and Liabilities	0.7%

	100.0%

(n)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.